Kinetics Market Opportunities Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 82.3%	Shares	Value
Administrative and Support Services - 0.0% (a)
RB Global, Inc.	1,400	$134,190

Aerospace and Defense - 0.0% (a)
Booz Allen Hamilton Holding Corp.	144	11,236
Science Applications International Corp.	200	18,984
		30,220

Agencies, Brokerages, and Other Insurance Related Activities - 0.1%
Brookfield Wealth Solutions Ltd. (b)	6,925	286,695

Asset Management - 0.2%
Investor AB (c)	17,000	636,244

Business Support Services - 0.3%
Circle Internet Group, Inc. (c)	4,000	381,640
Fermi, Inc. (b)(c)	84,000	490,560
		872,200

Coal Mining - 0.0% (a)
Core Natural Resources, Inc.	2	209

Computer Systems Design and Related Services - 1.9%
CACI International, Inc. - Class A (c)	300	163,161
Miami International Holdings, Inc. (c)	153,407	5,970,600
		6,133,761

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.5%
Broadridge Financial Solutions, Inc.	10,400	1,689,792

Data Center Infrastructure - 1.8%
Bolt Data & Energy Inc. (c)(d)	1,200,000	6,000,000

Data Processing, Hosting, and Related Services - 0.5%
Mastercard, Inc. - Class A	1,000	499,660
Visa, Inc. - Class A	4,000	1,208,960
		1,708,620

Diversified Real Estate Activities - 0.0% (a)
PrairieSky Royalty Ltd.	200	4,629

Electric Power Generation, Transmission and Distribution - 7.4%
Hawaiian Electric Industries, Inc. (c)	1,612,000	23,922,080

Entertainment - 0.0% (a)
IG Port, Inc.	4,000	31,127

Financial Services - 0.3%
Euronext NV (d)	5,200	832,447
Hong Kong Exchanges & Clearing Ltd.	100	4,956
JSE Limited	200	1,888
Value Partners Group Ltd.	2,000	503
		839,794

Funds, Trusts, and Other Financial Vehicles - 0.4%
Mesabi Trust	41,482	1,306,683

Global Exchanges - 0.5%
ASX Ltd.	4,400	158,771
B3 SA - Brasil Bolsa Balcao - ADR	100	1,078
Deutsche Boerse AG	1,800	522,423
Euronext NV (e)	2,520	403,417
Japan Exchange Group, Inc. - ADR (b)	8,200	95,448
London Stock Exchange Group PLC	600	70,394
NZX Ltd.	400,202	301,269
		1,552,800

Insurance Carriers - 0.0% (a)
Fairfax Financial Holdings Limited	2	3,404

Insurance Carriers and Related Activities - 0.0% (a)
Arthur J. Gallagher & Co.	400	86,632

Legal Services - 0.0% (a)
CRA International, Inc.	36	5,828

Live Sports (Spectator Sports) - 0.1%
BIGLEAGUE (c)(d)	2,455	150,050

Management of Companies and Enterprises - 2.6%
Associated Capital Group, Inc. - Class A	77,000	3,026,100
Fairfax India Holdings Corp. (c)(e)	84,200	1,351,410
Valterra Platinum Ltd. - ADR	2,455	34,714
White Mountains Insurance Group Ltd.	1,900	4,174,224
		8,586,448

Media - 0.0% (a)
AlphaPolis Co. Ltd.	200	1,437
Nippon Television Holdings, Inc.	400	7,957
Toei Animation Co. Ltd.	400	6,540
		15,934

Mining (except Oil and Gas) - 0.7%
Franco-Nevada Corp.	4,800	1,185,840
Wheaton Precious Metals Corp.	8,000	1,048,080
		2,233,920

Miscellaneous Durable Goods Merchant Wholesalers - 0.0% (a)
Gold.com, Inc.	3,200	128,256

Motor Vehicle and Parts Dealers - 0.0% (a)
AutoNation, Inc. (c)	10	1,952

Nondepository Credit Intermediation - 0.0% (a)
Burford Capital Ltd.	2,800	12,656

Nonmetallic Mineral Mining and Quarrying - 0.1%
Anglo American PLC - ADR	7,045	152,313

Nonmetallic Mineral Product Manufacturing - 0.0% (a)
Eagle Materials, Inc.	4	758

Offices of Real Estate Agents and Brokers - 3.5%
Landbridge Co. LLC - Class A	166,000	11,462,300

Oil and Gas Extraction - 49.1% (f)
Permian Basin Royalty Trust (b)	127,450	2,742,724
Texas Pacific Land Corp. (g)	326,952	155,158,341
Western Midstream Partners LP	40,562	1,669,938
		159,571,003

Other Crop Farming - 0.1%
J G Boswell Co.	764	420,200

Other Financial Investment Activities - 1.4%
99GRAYSC (c)(d)	300,000	3,000,000
Bakkt, Inc. (b)(c)	32,000	235,520
GAMCO Investors, Inc. - Class A	58,600	1,406,400
		4,641,920

Other Investment Pools and Funds - 2.6%
Partners Value Investments LP	435,150	5,374,076
Urbana Corp.	54,400	375,806
Urbana Corp. - Class A	428,400	2,663,834
		8,413,716

Pharmaceutical and Medicine Manufacturing - 0.6%
Canton Strategic Holdings, Inc. (c)	600	1,962
Galaxy Digital, Inc. - Class A (c)	110,000	2,029,500
		2,031,462

Real Estate - 0.1%
Tejon Ranch Co. (c)	11,400	214,776

Securities and Commodities Exchanges - 2.9%
Cboe Global Markets, Inc.	8,000	2,248,560
CME Group, Inc.	5,800	1,713,030
Intercontinental Exchange, Inc.	12,900	2,028,912
Miami International Holdings Inc. (c)	47,500	1,848,700
Nasdaq, Inc.	7,200	611,208
TMX Group Ltd.	18,000	638,301
TXSE Group, Inc. (c)(d)	17,390	399,970
		9,488,681

Securities and Commodity Contracts Intermediation and Brokerage - 0.0% (a)
Affiliated Managers Group, Inc.	190	52,573
MarketAxess Holdings, Inc.	48	7,919
		60,492

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
Brookfield Asset Management Ltd. - Class A	806	35,827
OTC Markets Group, Inc. - Class A	2,800	149,884
S&P Global, Inc.	113	48,063
		233,774

Support Activities for Water Transportation - 0.6%
Clarkson PLC	29,000	1,769,510

Technology Services and Software - 0.4%
SB Technology, Inc. (c)(d)	69,727	1,200,002

Water, Sewage and Other Systems - 3.5%
Pure Cycle Corp. (c)	3,200	32,192
WaterBridge Infrastructure LLC - Class A	416,632	11,161,571
		11,193,763
TOTAL COMMON STOCKS (Cost $95,896,556)		267,228,794

UNIT INVESTMENT TRUSTS - 10.8%	Shares	Value
Grayscale Bitcoin Mini Trust ETF (c)	119,774	3,592,022
Grayscale Bitcoin Trust ETF (c)	598,874	31,596,592
Grayscale Ethereum Classic Trust (c)	12	53
Grayscale Litecoin Trust (c)	8	33
TOTAL UNIT INVESTMENT TRUSTS (Cost $2,197,963)		35,188,700

WARRANTS - 0.2%	Contracts	Value
Other Investment Pools and Funds - 0.2%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $2.93 (c)	36,130	694,758
TOTAL WARRANTS (Cost $99,308)		694,758

PREFERRED STOCKS - 0.2%	Shares	Value
Financial Services - 0.1%
Partners Value Investments LP, Series 1*, 4.50%, Perpetual (c)	11,832	260,304

Other Investment Pools and Funds - 0.0% (a)
Partners Value Investments LP, Series 1*, 0.16%, 11/27/2030 (c)	43,516	32,637

Technology - 0.1%
Ripple Labs, Inc. - Preferred A shares, 0.00% (c)(d)	1,250	152,188
TOTAL PREFERRED STOCKS (Cost $459,341)		445,129

CONVERTIBLE BONDS - 0.0% (a)	Par	Value
Department Stores - 0.0% (a)
Sears Holdings Corp., 8.00%, 12/15/2019 (d)(h)	5,720	0
TOTAL CONVERTIBLE BONDS (Cost $5,720)		0

TOTAL INVESTMENTS - 93.5% (Cost $98,658,888)		303,557,381
Money Market Deposit Account - 7.1% (i)(j)		23,079,628
Liabilities in Excess of Other Assets - (0.6)%		(1,814,610)
TOTAL NET ASSETS - 100.0%		$324,822,399

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $1,459,058.
(c)	Non-income producing security.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $11,734,657 or 3.6% of net assets as of March 31, 2026.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $1,754,827 or 0.5% of the Fund’s net assets.

(f)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(g)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(h)	Issuer is currently in default.
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.49%.

(j)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of March 31, 2026 is $1,479,282 which represented 0.5% of net assets.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Kinetics Market Opportunities Portfolio (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$250,771,525	$4,874,800	$11,582,469	$267,228,794
Unit Investment Trusts	35,188,700	–	–	35,188,700
Warrants	694,758	–	–	694,758
Preferred Stocks	–	292,941	152,188	445,129
Convertible Bonds	–	–	0	0
Total Investments	$286,654,983	$5,167,741	$11,734,657	$303,557,381

Refer to the Schedule of Investments for further disaggregation of investment categories.